UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06096

The Torray Fund
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

The
TORRAY
FUND

SEMI-ANNUAL REPORT

June 30, 2022

The Torray Fund
Suite 750 W
7501 Wisconsin Avenue
Bethesda, Maryland 20814

funds.torray.com

(301) 493-4600
(855) 753-8174

The Torray Fund

Letter to Shareholders

July 29, 2022

Dear Fellow Shareholders:

In the first half of 2022 the Torray Fund (“Fund”) declined 9.69%, compared to losses of 12.86% for the Russell 1000 Value Index and 19.96% for the Standard & Poor’s 500 (“SP500”).  Fund results were positively impacted by Health Care and Energy, while Materials and Communication Services were laggards.

Since year end two holdings were eliminated.  VMware, Inc. Class A (VMW) was sold in response to a takeover proposal from Broadcom Inc., and Comcast Corporation Class A (CMCSA) due to our assessment of increasing competition in its primary businesses.  We invested these proceeds in additional shares of portfolio companies whose prices had declined as the market weakened.  A new investment was initiated in Texas Instruments, Inc. (TXN).

•
Texas Instruments, Inc. is a global manufacturer of semiconductors and electronic products, with leading positions in analog and embedded processing chips.  The company is a low-cost supplier, and its capital management execution is considered the industry’s gold standard.  We believe the company is well positioned to participate in the growing demand for semiconductors as digital transformation broadens and accelerates.

The Fund remains relatively concentrated with less than 30 individual positions, but we believe it is appropriately diversified by sector and industry so that disappointing results in one or two holdings should not damage collective results.

In volatile markets like these we think it is useful to keep in mind the difference between “ultimate value” and “exchange value”, a point made by John Maynard Keynes.  Keynes was a prominent economist/statesman who was an architect of the post-World War II international monetary system.  Unlike many well-known economists, Keynes was also a very successful investor.  Ultimate value refers to long term business value, which is based on the free cash flow generated over time.  Exchange value refers to the price market participants are willing to pay at a particular point in time.  Market prices can, and often do, diverge from business values.  A declining share price, though, does not necessarily mean a drop in business value (nor does a rising share price necessarily mean an increase).  Our focus is not on today’s price, but the potential value in 3-5 years.  History has shown that keeping an eye on the horizon during bumpy rides can be the best course, and we believe this is one of those times.

After many years of massive monetary and fiscal stimulus, a different reality now faces capital markets in 2022.  Inflation is high, registering as high as 9.1% through June of this year, and the Federal Reserve is raising rates to dampen demand.  This is having the predictable impact on stock valuations, as the forward twelve-month price/earnings ratio for the S&P500 has fallen from 21.5x at year end to 15.9x at June 30.  Additionally, the Ukraine conflict has heightened concerns about security, energy supplies, food production and strategic stockpiles.  Recessionary concerns are starting to mount among investors.  General economic weakness would impact Fund exposures to more cyclical industries such as energy, finance and industrials, but we are constructive on the long-term outlook for these areas and the companies we own.  Additionally, we think much of these “recessionary” fears are already reflected in the price declines which have taken place this year and find current valuations attractive.

As of June 30, 2022, the percentage of the Fund’s net assets for Texas Instruments, Inc. (TXN) was 3.2%.
VMware, Inc. Class A (VMW) and Comcast Corporation Class A (CMCSA) are no longer held in the portfolio.

The Torray Fund

Letter to Shareholders

July 29, 2022

When share prices are flat to declining, commentators like to opine the market outlook is “uncertain”.  They are correct, but this is also true when share prices are rising.  Rising prices lead to more certainty of opinion, but not outcomes.  As long-time investors in the Fund know, while we always strive to be aware of macro issues which may impact Fund investments, we do not forecast stock market or economic trends.  We do not feel anyone can do it consistently over time.  Instead, we seek to invest in durable, growing businesses whose shares we consider to be modestly valued and likely to increase over market cycles.  We believe this is the best course to achieve satisfactory results for shareholders.

Thank you for your continued investment in the Torray Fund.

Sincerely,

Shawn M. Hendon	Jeffrey D. Lent	Brian Zaczynski

Free cash flow is the cash a company generates after taking into consideration cash outflows that support its operations and maintain its capital assets.  Price earnings ratio relates a company’s share price to its earnings per share.  Earnings per share is calculated as a company’s profit divided by the outstanding shares of its common stock.

Mutual fund investing involves risk including the possible loss of principal value.  At times, the Fund’s portfolio may be more concentrated than that of a more diversified fund subjecting it to greater fluctuation and risk.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a complete list of fund holdings.

Must be accompanied or preceded by a Prospectus.

Shares of The Torray Fund are distributed by Foreside Funds Distributors LLC, Berwyn, PA

The Torray Fund

PERFORMANCE DATA

As of June 30, 2022 (unaudited)

Average Annual Returns on an Investment in
The Torray Fund vs. the Russell 1000 Value Index and the S&P 500 Index

For the periods ended June 30, 2022:

					Since
					Inception
	1 Year	3 Years	5 Years	10 Years	12/31/90
The Torray Fund	-5.84%	3.66%	4.27%	8.34%	9.12%
Russell 1000 Value Index	-6.82%	6.87%	7.17%	10.50%	10.01%
S&P 500 Index	-10.62%	10.60%	11.31%	12.96%	10.27%

Cumulative Returns for the 31½ years ended June 30, 2022

The Torray Fund	1,460.46%
Russell 1000 Value Index	1,918.84%
S&P 500 Index	2,074.31%

The returns quoted represent past performance and do not guarantee future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher.

The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2022 (unaudited)

Change in Value of $10,000 Invested
on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/95	12/31/00	12/31/05	12/31/10	12/31/15	12/31/20	06/30/22
The Torray Fund	$10,000	$23,774	$54,563	$64,476	$63,039	$106,342	$142,336	$156,046
Russell 1000 Value Index	$10,000	$22,653	$49,481	$63,995	$68,182	$116,307	$185,101	$201,884
S&P 500 Index	$10,000	$21,544	$49,978	$51,354	$57,511	$103,952	$211,063	$217,431

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. As of the most recent prospectus, the Fund’s Gross Expense Ratio is 1.16%. The Fund’s Net Expense Ratio is 1.07% after fee waiver and expense reimbursements made pursuant to an operating expense limitation agreement between Torray LLC and the Fund. Such agreement will contractually remain in effect through April 30, 2024. Returns on both The Torray Fund, the Russell 1000 Value Index and the S&P 500 Index assume reinvestment of all dividends and distributions. The Russell 1000 Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large capitalization stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk. Mutual fund investing involves risk, including the possible loss of principal value. At times, the Fund’s portfolio may be more concentrated than that of a more diversified fund, subjecting it to greater fluctuation and risk.

The Torray Fund

FUND PROFILE

As of June 30, 2022 (unaudited)

DIVERSIFICATION (% of net assets)

Financials	29.2%
Health Care	13.3%
Industrials	11.9%
Information Technology	10.0%
Energy	7.6%
Consumer Staples	7.3%
Consumer Discretionary	7.1%
Communication Services	6.3%
Materials	2.9%
Short-Term Investment	4.3%
Other Asset and Liabilities, Net	0.1%
100.0%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Berkshire Hathaway, Inc. - Class B	5.6%
2.	General Dynamics Corp.	5.0%
3.	Marsh & McLennan Cos., Inc.	4.8%
4.	Bristol-Myers Squibb Co.	4.7%
5.	UnitedHealth Group Inc.	4.4%
6.	Johnson & Johnson	4.3%
7.	Fiserv, Inc.	4.2%
8.	Altria Group, Inc.	4.0%
9.	Genuine Parts Co.	3.8%
10.	Eaton Corp. Plc	3.8%
		44.6%

PORTFOLIO CHARACTERISTICS

Net Assets (millions)		$304
Number of Equity Holdings		27
Portfolio Turnover		13.0	%*
P/E Multiple (forward)		12.3	x
Trailing Weighted Average Dividend Yield		2.1%
Market Capitalization (billion)	Average	$188
	Median	$78

* Not Annualized

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (unaudited)

	Shares		Market Value
COMMON STOCKS – 95.6%

29.2%	FINANCIALS+
	61,790	Berkshire Hathaway, Inc. – Class B *	$16,869,906
	94,717	Marsh & McLennan Cos., Inc.	14,704,814
	52,650	Chubb Limited	10,349,937
	72,253	American Express Co.	10,015,711
	86,113	T. Rowe Price Group, Inc.	9,783,298
	82,209	JPMorgan Chase & Co.	9,257,556
	58,847	RenaissanceRe Holdings Ltd.	9,201,905
	269,016	Bank of America Corp.	8,374,468
			88,557,595

13.3%	HEALTH CARE
	183,839	Bristol-Myers Squibb Co.	14,155,603
	26,108	UnitedHealth Group Inc.	13,409,852
	72,950	Johnson & Johnson	12,949,354
			40,514,809

11.9%	INDUSTRIALS
	68,066	General Dynamics Corp.	15,059,602
	90,421	Eaton Corp. Plc	11,392,142
	56,265	Honeywell International, Inc.	9,779,420
			36,231,164

10.0%	INFORMATION TECHNOLOGY
	143,855	Fiserv, Inc. *	12,798,779
	63,980	Texas Instruments, Inc.	9,830,527
	84,166	Applied Materials, Inc.	7,657,423
			30,286,729

7.6%	ENERGY
	95,665	Phillips 66	7,843,573
	69,370	EOG Resources, Inc.	7,661,223
	207,569	Schlumberger NV	7,422,667
			22,927,463

7.3%	CONSUMER STAPLES
	288,196	Altria Group, Inc.	12,037,947
	266,344	Kraft Heinz Co.	10,158,360
			22,196,307

See notes to the financial statements.

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2022 (unaudited)

	Shares		Market Value
7.1%	CONSUMER DISCRETIONARY
	85,857	Genuine Parts Co.	$11,418,981
	317,630	General Motors Co. *	10,087,929
			21,506,910

6.3%	COMMUNICATION SERVICES
	4,389	Alphabet, Inc. – Class A *	9,564,772
	99,805	Walt Disney Co. *	9,421,592
			18,986,364

2.9%	MATERIALS
	161,255	DuPont de Nemours, Inc.	8,962,553
TOTAL COMMON STOCKS
(cost $225,843,506)			290,169,894

SHORT-TERM INVESTMENT – 4.3%
	13,081,233	Fidelity Institutional Government Portfolio – Class I, 1.20% ^
(cost $13,081,233)			13,081,233
TOTAL INVESTMENTS – 99.9%
(cost $238,924,739)			303,251,127
OTHER ASSETS AND LIABILITIES, NET – 0.1%			327,270
TOTAL NET ASSETS – 100.0%			$303,578,397

+	As of June 30, 2022, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to the Financial Statements.
*	Non-income producing security
^	The rate shown is the annualized seven-day effective yield as of June 30, 2022.
The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See notes to the financial statements.

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2022 (unaudited)

ASSETS:
Investments in securities at value
(cost $238,924,739)	$303,251,127
Receivable for fund shares sold	30
Dividends & interest receivable	660,847
Prepaid expenses	15,429
TOTAL ASSETS	303,927,433

LIABILITIES:
Payable for fund shares redeemed	1,248
Payable to investment manager	230,884
Accrued expenses and other liabilities	116,904
TOTAL LIABILITIES	349,036

NET ASSETS	$303,578,397

NET ASSETS CONSIST OF:
Shares of beneficial interest ($1 stated value,
6,471,222 shares outstanding, unlimited shares authorized)	$6,471,222
Paid-in capital in excess of par	186,465,348
Total distributable earnings	110,641,827

TOTAL NET ASSETS	$303,578,397
Net Asset Value, Offering and Redemption Price per Share	$46.91

See notes to the financial statements.

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2022 (unaudited)

INVESTMENT INCOME:
Dividend income	$3,826,288
Interest income	12,972
Total investment income	3,839,260

EXPENSES:
Management fees (See Note 4)	1,722,995
Fund administration & accounting fees	92,971
Transfer agent fees & expenses	75,103
Trustees’ fees	37,390
Legal fees	27,922
Insurance expense	21,380
Federal & state registration fees	17,076
Audit fees	11,847
Custody fees	8,251
Printing, postage & mailing fees	6,680
Compliance support fees	3,979
Total expenses before waiver	2,025,594
Less: waiver from investment manager (See Note 4)	(180,304)
Net expenses	1,845,290

NET INVESTMENT INCOME	1,993,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	26,340,022
Net change in unrealized appreciation (depreciation) on investments	(61,450,733)
Net realized and unrealized loss on investments	(35,110,711)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,116,741)

See notes to the financial statements.

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended
	06/30/2022	Year ended
	(unaudited)	12/31/21
Increase (Decrease) in Net Assets
Resulting from Operations:
Net investment income	$1,993,970	$4,268,623
Net realized gain on investments	26,340,022	63,131,959
Net change in unrealized appreciation
(depreciation) on investments	(61,450,733)	6,372,334
Net increase (decrease) in net assets
resulting from operations	(33,116,741)	73,772,916

Distributions to Shareholders:
Total distributions to shareholders	(1,840,910)	(38,322,607)

Shares of Beneficial Interest:
Net decrease from share transactions (Note 5)	(42,331,480)	(10,924,505)
Total increase (decrease) in net assets	(77,289,131)	24,525,804
Net Assets – Beginning of Period	380,867,528	356,341,724
Net Assets – End of Period	303,578,397	380,867,528

See notes to the financial statements.

The Torray Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period presented.

PER SHARE DATA:

	Six months
	ended
	06/30/2022		Years ended December 31:
	(unaudited)		2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period	$52.240		$47.640	$50.700	$43.450	$49.600	$47.600
Investment operations
Net investment income (1)	0.297		0.595	0.631	0.739	0.619	0.550
Net realized and unrealized
gain (loss) on investments	(5.345)		9.646	(2.156)	7.862	(5.806)	5.091
Total from
investment operations	(5.048)		10.241	(1.525)	8.601	(5.187)	5.641
Less distributions from:
Net investment income	(0.282)		(0.594)	(0.636)	(0.953)	(0.620)	(0.576)
Net capital gains	—		(5.047)	(0.899)	(0.398)	(0.343)	(3.065)
Total distributions	(0.282)		(5.641)	(1.535)	(1.351)	(0.963)	(3.641)
Net Asset Value,
End of Period	$46.910		$52.240	$47.640	$50.700	$43.450	$49.600
TOTAL RETURN(2)	-9.69	%*	21.39%	-2.51%	19.89%	-10.60%	12.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (000’s omitted)	$303,578		$380,868	$356,342	$408,961	$370,973	$447,688
Ratios of expenses
to average net assets:
Before expense waiver	1.18	%**	1.16%	1.17%	1.15%	1.16%	1.16%
After expense waiver	1.07	%**	1.07%	1.06%	1.06%	1.07%	1.07%
Ratios of net investment income
to average net assets	1.16	%**	1.10%	1.46%	1.53%	1.28%	1.11%
Portfolio turnover rate	12.97	%*	36.46%	32.79%	11.05%	4.18%	19.38%

(1)	Calculated based on average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.
*	Not annualized
**	Annualized

See notes to the financial statements.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION

The Torray Fund (“Fund”) is a separate diversified series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund invests principally in common stock of larger-capitalization companies that generally have demonstrated records of profitability, conservative financial structures and shareholder-oriented management.  The Fund seeks to invest in such companies when it believes that valuations are modest relative to earnings, cash flow or asset values.  Large capitalization companies are those with market capitalizations of $8 billion or more.  Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued. There can be no assurance that the Fund’s investment objectives will be achieved.  The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during period ended June 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during period ended June 30, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during period ended June 30, 2022, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. tax authorities for tax years prior to December 31, 2018.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Non-cash dividend income is recognized at the fair value of property received.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2022 (unaudited)

The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2022 (unaudited)

NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Short-term debt securities (maturing in 60 days or less), such as U.S. Treasury Bills, are valued at amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  As of June 30, 2022, no Fund portfolio securities were priced in accordance with such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$290,169,894	$—	$—	$290,169,894
Short-Term Investment	13,081,233	—	—	13,081,233
Total Investments in Securities	$303,251,127	—	—	$303,251,127

Refer to the Schedule of Investments for further information on the classification of investments.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

NOTE 4 — MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement (“Management Contract”) with Torray LLC (the “Manager”) to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Management Contract between the Trust and the Manager, the Manager is entitled to receive, on a monthly basis, an annual management fee equal to 1.00% of the Fund’s average daily net assets. For period ended June 30, 2022, the Fund incurred management fees of $1,722,995.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2022 (unaudited)

The Manager and the Fund have entered into an Operating Expenses Limitation Agreement (the “Agreement”) whereby the Manager has contractually agreed for the term of Agreement to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00%.  For purposes of the Agreement, the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. Fees waived and expenses paid by the Manager are not eligible for recoupment.  The Agreement will remain in effect until April 30, 2024.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and compliance support services for period ended June 30, 2022, are disclosed in the Statement of Operations.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor and are not paid by the Fund for serving in such capacities.

NOTE 5 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended		Year ended
	06/30/22		12/31/21
	Shares	Amount	Shares	Amount
Shares sold	8,743	$452,548	48,762	$2,594,756
Reinvestment of distributions	33,642	1,650,696	666,654	35,510,492
Shares redeemed	(861,349)	(44,434,724)	(904,341)	(49,029,753)
	(818,964)	$(42,331,480)	(188,925)	$(10,924,505)

As of June 30, 2022, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 311,830 shares or 4.82% of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for period ended June 30, 2022, aggregated $43,759,227 and $90,247,617, respectively.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2022 (unaudited)

NOTE 7 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended June 30, 2022, and the year ended December 31, 2021, were as follows:

	June 30, 2022
	(unaudited)	2021
Distributions paid from:
Ordinary Income*	$1,840,910	$16,352,813
Long-Term Capital Gains	—	21,969,794
	$1,840,910	$38,322,607

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

As of December 31, 2021, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$19,037,539
Undistributed ordinary income	784,818
Unrealized appreciation	125,777,121
Total accumulated earnings	$145,599,478

As of December 31, 2021, the Fund did not have any long-term capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable period ended December 31, 2021, the Fund does not plan to defer any late year losses.

The cost basis of investments for federal income tax purposes at June 30, 2022, and December 31, 2021, the Fund’s most recently completed fiscal year end, were as follows:

	June 30, 2022
	(unaudited)	2021
Gross unrealized appreciation	$89,617,449	$130,468,707
Gross unrealized depreciation	(25,291,061)	(4,691,586)
Net unrealized appreciation	64,326,388	125,777,121
Cost	$238,924,739	$251,763,934

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2022 (unaudited)

NOTE 8 — SECTOR RISK AND GENERAL RISK

As of June 30, 2022, the Fund had a significant portion of its assets invested in the Financials sector.  The Financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

For purposes of financial statement reporting, 29.2% of portfolio holdings at year end were classified according to Global Industry Classification Standards (GICS) as belonging to the Financials sector. However, the Fund believes the actual Financials concentration risk to be below that shown for the Financials sector, as several of the constituent companies are diversified holding companies, with portions of their businesses falling outside the sector.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Fund’s performance.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s).  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund's use of derivatives.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2022 (unaudited)

NOTE 9 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Torray Fund

DISCUSSION OF LIQUIDITY RISK MANAGEMENT PROGRAM

Torray LLC, as liquidity risk management program administrator and Advisor to the Fund provided an annual report to the Board on the adequacy of the Advisor’s Liquidity Risk Management Program (LRMP) and the effectiveness of its implementation at the Board’s Quarterly meeting on June 21, 2022. At that Meeting, the Advisor discussed with the Board its annual review and assessment of the Fund’s liquidity risk in accordance with, and taking into account the factors identified in the LRMP, and confirmed to the Board the following information related to the LRMP.

•
The Advisor, Torray LLC, serves as LRMP Administrator. Torray’s CCO and the head trader are responsible for day-to-day management of the program, and do so on behalf of the Broker and Best Execution Review Committee. There were no changes to the individuals or committees during the Reporting Period.

•	Torray conducted an annual review and assessment of the Fund’s liquidity risk in accordance with, and taking into account the factors identified in the LRMP.
•	Torray reviewed the classifications for each portfolio holding of the Fund and determined classification in accordance with the LRMP.
•	The Fund is a primarily highly liquid fund (PHLF) and is not required to have a highly liquid investment minimum (HLIM) at this time.
•	The Fund complied throughout the period with the definition of PHLF in the LRMP.
•	There were no material changes to the LRMP during the Reporting Period.
•	The LRMP complies with the requirements of Rule 22e-4 and includes policies and procedures reasonably designed to implement each component of the Program.
•
The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk (defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund) taking into account the Fund’s particular risks and circumstances.

•	The LRMP was implemented and operated effectively during the reporting period to achieve the goal of assessing and managing the Fund’s liquidity risk.
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
•
Torray monitored for compliance with the Fund’s 15% restrictions on illiquid assets, and there were no breaches of such restrictions; consequently, no reports were required to made to the Trust Officers and the Board as required by the LRMP.

•	The Fund’s investment strategy remains appropriate for an open-end fund.
•	No in-kind redemptions were effectuated during the period.
•	All information provided for preparation of Form N-PORT and Form N-CEN was complete and accurate.
•	Torray has maintained all records required by Rule 22e-4.
•
The Fund is relatively small in size, and is invested in equity securities. There have been no changes in ownership characteristics or redemption patterns that are material to the management of the Fund’s liquidity risk program.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2022 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

The table below illustrates the Fund’s cost in two ways:

Actual Fund Return This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” below.

Hypothetical 5% Return This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2022	June 30, 2022	During Period(1)
Based on Actual Fund Return(2)	$1,000.00	$ 903.10	$5.05
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.49	$5.36

(1)
Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2022 of -9.69%.

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2022 (unaudited)

The Fund files complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available Commission’s website at http://www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commissions Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-753-8174.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-753-8174; and on the Commission’s website at http://www.sec.gov.

The Torray Fund

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

TRUSTEES

Patrick J. Carolan
Carol T. Crawford
William M Lane
Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

TRUST OFFICERS

Shawn M. Hendon
William M Lane
Suzanne E. Kellogg

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL

Practus, LLP
1300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Distributed by Foreside Funds Distributors LLC
400 Berwyn Park, 899 Cassatt Road
Berwyn, PA 19312
Date of first use, August 2022

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Torray Fund

By (Signature and Title)*    /s/Shawn M. Hendon
Shawn M. Hendon, President

Date    August 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Shawn M. Hendon
Shawn M. Hendon, President

Date    August 30, 2022

By (Signature and Title)*    /s/William M Lane
William M Lane, Treasurer

Date    August 30, 2022

* Print the name and title of each signing officer under his or her signature.